Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Equity attributable to owners of the Company	Share capital	Share premium	Translation reserve	Hedging reserve	Treasury shares	Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2022	$ 2,173,465		$ 239,148	$ 1,678,336	$ (24)	$ 33,053	$ (163,024)	$ 385,976
Profit (loss) for the period	858,027							858,027
Other comprehensive income	(31,770)				259	(31,913)		(116)
Total comprehensive income (expense) for the period	826,257		0	0	259	(31,913)	0	857,911
Transactions with owners of the company
Dividends to equity holders (Note 15)	(646,294)			(211,807)				(434,487)
Treasury shares acquired	5,429						5,429
Equity-settled share-based payment	(1,484)							(1,484)
Total transactions with owners	(642,349)		0	(211,807)	0	0	5,429	(435,971)
Ending balance at Dec. 31, 2023	2,357,373		239,148	1,466,529	235	1,140	(157,595)	807,916
Profit (loss) for the period	870,829							870,829
Other comprehensive income	(1,075)				(2,280)	1,005		200
Total comprehensive income (expense) for the period	869,754		0	0	(2,280)	1,005	0	871,029
Transactions with owners of the company
Business Combination (Note 25)	(796,970)							(796,970)
Dividends to equity holders (Note 15)	(1,110,920)			(1,006,043)				(104,877)
Treasury shares acquired	(126,913)						(126,913)
Total transactions with owners	(2,034,803)		0	(1,006,043)	0	0	(126,913)	(901,847)
Ending balance at Dec. 31, 2024	1,192,324	$ 1,192,324	239,148	460,486	(2,045)	2,145	(284,508)	777,098	$ 0
Profit (loss) for the period	139,142	160,696						160,696	(21,554)
Other comprehensive income	9,580	9,580			11,547	(2,055)		88
Total comprehensive income (expense) for the period	148,722	170,276	0	0	11,547	(2,055)	0	160,784	(21,554)
Transactions with owners of the company
Business combination - Initial purchase (Note 25)	1,453,575								1,453,575
Business combination - Subsequent purchases (Note 25)	(137,066)	72,726						72,726	(209,792)
Merger (Note 25)	0	1,217,011	104,292	1,357,071				(244,352)	(1,217,011)
Dividends to equity holders (Note 15)	(29,017)	(29,017)						(29,017)
Dividends to non-controlling interest (Note 15)	(5,218)								(5,218)
Total transactions with owners	1,282,274	1,260,720	104,292	1,357,071	0	0	0	(200,643)	21,554
Ending balance at Dec. 31, 2025	$ 2,623,320	$ 2,623,320	$ 343,440	$ 1,817,557	$ 9,502	$ 90	$ (284,508)	$ 737,239	$ 0